Annual Report


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                                                            MARCH 31, 2002




TEMPLETON
INTERNATIONAL (EX EM) FUND


[logo omitted]
FRANKLIN TEMPLETON
  INVESTMENTS

     THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS
           TO MAINTAIN A LONG-TERM PERSPECTIVE, AND REMEMBER THAT ALL SECURITIES
               MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE
                                APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO
                               SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.




[PHOTO OMITTED]

LISA F. MYERS, CFA
PORTFOLIO MANAGER
TEMPLETON INTERNATIONAL (EX EM) FUND


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FRANKLINTEMPLETON.COM

Electronic delivery is a convenient alternative to receiving these reports through the mail. Visit franklintempleton.com today, click on Account Services and sign up.

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON INTERNATIONAL (EX EM) FUND SEEKS LONG-TERM CAPITAL APPRECIATION. UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 75% OF ITS TOTAL ASSETS IN THE EQUITY SECURITIES OF COMPANIES LOCATED IN ANY DEVELOPED COUNTRY OUTSIDE THE U.S.
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report of Templeton International (Ex EM) Fund covers the fiscal year ended March 31, 2002. During the 12 months under review, collapsing corporate profits, declining interest rates and slowing global economic growth were overshadowed by the September 11 tragedies. Terrorism and the uncertainty of ensuing military action exacerbated the global slowdown in early fall 2001. Not surprisingly, the U.S. responded, and other nations quickly followed, by lowering interest rates substantially and implementing other fiscal incentives. By fourth quarter 2001, global monetary stimulus and rapid progress in the war on terrorism contributed to a rally in many equity markets around the world. Consumers and investors, appearing confident that 2002 would be a year of recovery, pushed up many share prices ahead of actual fundamental improvements in sales and corporate earnings. Consequently, some of those gains were given back in early 2002 after disappointing corporate earnings announcements and many managements' continued


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.




CONTENTS



Shareholder Letter ................  1

Performance Summary ...............  6

Financial Highlights &
Statement of Investments .......... 10

Financial Statements .............. 17

Notes to
Financial Statements .............. 20

Independent
Auditors' Report .................. 24

Tax Designation ................... 25

Trustees and Officers ............. 26



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FUND CATEGORY
Global
Growth
Growth & Income
Income
Tax-free Income

[GRAPHIC OMITTED]
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
3/31/02
Europe                                                65.1%
Asia                                                  12.5%
North America                                          5.3%
Australia & New Zealand                                3.6%
Short-Term Investments & Other Net Assets             13.5%


projections of difficult times. Within this uncertain economic environment, Templeton International (Ex EM) Fund - Class A posted a 1.02% cumulative total return for the one-year period ended March 31, 2002, as shown in the Performance Summary beginning on page 6, outperforming the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, which produced a cumulative total return of -8.22% during the same period. 1 We attribute the Fund's out-performance relative to the MSCI EAFE Index mainly to our focus on what we believed were economically defensive, undervalued securities.

Throughout the period, our largest regional weighting continued to be Europe, representing 65.1% of the Fund's total net assets on March 31, 2002, and where eight of the Fund's top ten holdings are located. Within Europe, stock selection was key to overall performance, as our defensive positions generally held up well. Our holdings in consumer staples Unilever and J. Sainsbury, defense companies BAE Systems and Saab, as well as utilities like the large, German firm, E.On, each performed well. Throughout the period, we continued to focus on stocks with defensive qualities; however, we also took advantage of weakness and added what were in our opinion some high-quality, beaten-down European financial and telecommunications stocks, which we believed would perform well if interest rates continued to decline and global economic recovery became more visible. We added to our ING position and purchased UBS, two global financial companies with strong balance sheets that we believe may benefit from equity market recovery. In the telecommunications sector, we initiated a position in Telefonica, one of the highest quality global telecom-





1. Source: Standard & Poor's Micropal. The unmanaged MSCI EAFE Index measures the total returns (gross dividends are reinvested) of equity securities in the developed markets in Europe, Australasia and the Far East. Securities included in the index are market capitalization-weighted. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

munications companies, in our opinion. Despite its strong balance sheet and profitable growth in its home and ancillary markets, Telefonica's stock appears to have been penalized along with its debt-laden European telecommunications peers and other Latin American-exposed companies in jeopardy of large write-offs.

In spite of investors' enthusiasm for cyclical consumer stocks, we remained cautious in this sector as we believe consumers may be stretched. Accordingly, we sought companies that used the difficult economic time in early 2001 to restructure inventories and cut costs to better leverage any sales recovery. In our view, Adidas-Salomon, the athletic footwear and apparel retailer, was one such disciplined company. We believe Adidas may not be solely dependent on strongly recovering consumer spending and could benefit from the apparent trend back to athletic footwear and the company's leadership in soccer in a World Cup year.

The Fund's second-largest weighting at fiscal year-end was Asia, at 12.5% of the Fund's total net assets. Although the Fund was substantially underweighted in the region relative to the benchmark MSCI EAFE Index, it was overweighted in Hong Kong at 6.6% of total net assets. In our opinion, Hong Kong may benefit from a U.S. recovery in 2002, as well as China's recent entry into the World Trade Organization. We believe well-managed Hong Kong companies, with close proximity to and years of experience doing business in China, could have a distinct competitive edge in the initial stages of penetrating the Chinese market. In contrast to the overweighted Hong Kong position, we remained notably underweighted in Japan relative to the MSCI EAFE Index. We have not found Japanese stock valuations compelling in view of the persistently weak economic environment and the need for significant structural reform that we believe the country must undergo before it will





TOP 10 COUNTRIES
Based on Equity Investments
3/31/02

                   % OF TOTAL
                   NET ASSETS
-----------------------------

U.K.                   19.7%

Germany                 8.6%

Netherlands             7.4%

Hong Kong               6.6%

Spain                   6.3%

Japan                   5.9%

Sweden                  4.6%

France                  4.2%

Switzerland             4.2%

Finland                 4.1%





TOP 10 SECTORS/INDUSTRIES
Based on Equity Investments
3/31/02

                                              % OF TOTAL
                                              NET ASSETS
--------------------------------------------------------

Banks                                             11.3%

Insurance                                          7.5%

Oil & Gas                                          7.5%

Electric Utilities                                 5.8%

Diversified Financials                             4.5%

Chemicals                                          4.4%

Diversified Telecommunication Services             4.1%

Aerospace & Defense                                3.8%

Machinery                                          3.6%

Food Products                                      3.6%

TOP 10 EQUITY HOLDINGS
3/31/02

COMPANY
SECTOR/INDUSTRY,                             % OF TOTAL
COUNTRY                                      NET ASSETS
-------------------------------------------------------

Eni SpA                                            2.5%
OIL & GAS, ITALY

Koninklijke Philips
Electronics NV                                     2.5%
HOUSEHOLD DURABLES,
NETHERLANDS

Unilever PLC                                       2.4%
FOOD PRODUCTS, U.K.

Cheung Kong Holdings Ltd.                          2.2%
REAL ESTATE, HONG KONG

E.On AG                                            2.1%
ELECTRIC UTILITIES, GERMANY

TransCanada PipeLines Ltd.                         2.1%
GAS UTILITIES, CANADA

BAE Systems PLC                                    2.1%
AEROSPACE & DEFENSE, U.K.

J. Sainsbury PLC                                   1.9%
FOOD & DRUG RETAILING, U.K.

Akzo Nobel NV                                      1.9%
CHEMICALS, NETHERLANDS

Telefonica SA                                      1.8%
DIVERSIFIED TELECOMMUNICATION SERVICES, SPAIN





experience a sustained economic recovery. Continued government posturing with little action or results kept us skeptical of any impending change. As a result, we remained focused on identifying actual corporate restructuring situations like NEC, Hitachi and Nippon Telegraph & Telephone.

As we entered 2002, with possible economic recovery in the distance, we remained positive about Templeton International (Ex EM) Fund's structure. We began to see solid performance among our holdings in companies that tend to participate in the early to middle part of a cyclical recovery; however, we are still cautious about valuations that have run ahead of improvements in corporate earnings. Consequently, we will focus on identifying companies that we believe have strong defensive characteristics that may also benefit from an economic recovery. We continue to find a number of stocks around the world we believe have compelling valuations and have the potential to weather current market volatility and perform significantly in a global economic upturn.

Of course, there are special risks involved with international investing related to market, currency, economic, social, political and other factors. Investing in certain foreign markets means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. These risks and considerations are discussed in the Fund's prospectus.

Thank you for investing in Templeton International (Ex EM) Fund. We welcome your comments and suggestions and look forward to serving you in the future.

Sincerely,





/S/SIGNATURE

Lisa F. Myers, CFA





/S/SIGNATURE

Jeffrey A. Everett, CFA

Portfolio Management Team
Templeton International (Ex EM) Fund





--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of March 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS
YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 3/31/02
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




PRICE AND DISTRIBUTION INFORMATION



CLASS A                        CHANGE         3/31/02    3/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$0.03         $11.48     $11.51
DISTRIBUTIONS (4/1/01-3/31/02)
Dividend Income                $0.1458

CLASS C                        CHANGE         3/31/02    3/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$0.04         $11.34     $11.38
DISTRIBUTIONS (4/1/01-3/31/02)
Dividend Income                $0.0806

ADVISOR CLASS                  CHANGE         3/31/02    3/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$0.04         $11.51     $11.55
DISTRIBUTIONS (4/1/01-3/31/02)
Dividend Income                $0.1876


Past performance does not guarantee future results.




--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.*

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------

PERFORMANCE




                                                       INCEPTION
CLASS A                               1-YEAR   5-YEAR   (5/8/95)
--------------------------------------------------------------------------------
Cumulative Total Return 1              1.02%   27.43%    61.13%
Average Annual Total Return 2         -4.77%    3.74%     6.24%
Value of $10,000 Investment 3         $9,523  $12,014   $15,187


                                                       INCEPTION
CLASS C                               1-YEAR   5-YEAR   (5/8/95)
--------------------------------------------------------------------------------
Cumulative Total Return 1              0.37%   23.60%    54.13%
Average Annual Total Return 2         -1.57%    4.13%     6.32%
Value of $10,000 Investment 3         $9,843  $12,240   $15,260


                                                        INCEPTION
ADVISOR CLASS 4                       1-YEAR   5-YEAR   (5/8/95)
--------------------------------------------------------------------------------
Cumulative Total Return 1              1.30%   29.80%    65.97%
Average Annual Total Return 2          1.30%    5.36%     7.62%
Value of $10,000 Investment 3        $10,130  $12,980   $16,597

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge(s) for that class.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.
4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 38.79% and 6.45%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT
TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED DIVIDENDS. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.








CLASS A (5/8/95-3/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                    Templeton International
Date                 (Ex EM) Fund-Class A      MSCI EAFE Index 5
05/08/95                      $9,425             $10,000
06/30/95                      $9,416              $9,742
09/30/95                      $9,312             $10,156
12/31/95                      $9,284             $10,575
03/31/96                      $9,793             $10,889
06/30/96                     $10,170             $11,069
09/30/96                     $10,445             $11,064
12/31/96                     $11,271             $11,248
03/31/97                     $11,918             $11,080
06/30/97                     $12,493             $12,527
09/30/97                     $13,597             $12,447
12/31/97                     $13,033             $11,480
03/31/98                     $15,284             $13,177
06/30/98                     $15,280             $13,326
09/30/98                     $12,524             $11,441
12/31/98                     $13,757             $13,814
03/31/99                     $14,196             $14,016
06/30/99                     $15,433             $14,382
09/30/99                     $15,857             $15,023
12/31/99                     $16,946             $17,585
03/31/00                     $15,560             $17,576
06/30/00                     $15,990             $16,891
09/30/00                     $15,174             $15,538
12/31/00                     $16,548             $15,131
03/31/01                     $15,033             $13,064
06/30/01                     $15,633             $12,950
09/30/01                     $13,514             $11,144
12/31/01                     $14,671             $11,921
03/31/02                     $15,187             $11,989


AVERAGE ANNUAL TOTAL RETURN

CLASS A                  3/31/02
--------------------------------
1-Year                    -4.77%
5-Year                     3.74%
Since Inception (5/8/95)   6.24%


CLASS C (5/8/95-3/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                     Templeton International
Date                  (Ex EM) Fund-Class C    MSCI EAFE Index 5
05/08/95                      $9,901             $10,000
06/30/95                      $9,881              $9,742
09/30/95                      $9,762             $10,156
12/31/95                      $9,713             $10,575
03/31/96                     $10,218             $10,889
06/30/96                     $10,599             $11,069
09/30/96                     $10,847             $11,064
12/31/96                     $11,692             $11,248
03/31/97                     $12,346             $11,080
06/30/97                     $12,917             $12,527
09/30/97                     $14,035             $12,447
12/31/97                     $13,468             $11,480
03/31/98                     $15,748             $13,177
06/30/98                     $15,709             $13,326
09/30/98                     $12,852             $11,441
12/31/98                     $14,088             $13,814
03/31/99                     $14,530             $14,016
06/30/99                     $15,772             $14,382
09/30/99                     $16,185             $15,023
12/31/99                     $17,262             $17,585
03/31/00                     $15,837             $17,576
06/30/00                     $16,240             $16,891
09/30/00                     $15,389             $15,538
12/31/00                     $16,753             $15,131
03/31/01                     $15,203             $13,064
06/30/01                     $15,778             $12,950
09/30/01                     $13,627             $11,144
12/31/01                     $14,762             $11,921
03/31/02                     $15,260             $11,989


AVERAGE ANNUAL TOTAL RETURN

CLASS C                 3/31/02
-------------------------------
1-Year                   -1.57%
5-Year                    4.13%
Since Inception (5/8/95)  6.32%


Past performance does not guarantee future results.

ADVISOR CLASS (5/8/95-3/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                Templeton International (Ex EM)
Date                  Fund-Advisor Class           MSCI EAFE Index 5
05/08/95                     $10,000                   $10,000
06/30/95                      $9,990                    $9,742
09/30/95                      $9,880                   $10,156
12/31/95                      $9,850                   $10,575
03/31/96                     $10,390                   $10,889
06/30/96                     $10,791                   $11,069
09/30/96                     $11,082                   $11,064
12/31/96                     $11,959                   $11,248
03/31/97                     $12,655                   $11,080
06/30/97                     $13,285                   $12,527
09/30/97                     $14,479                   $12,447
12/31/97                     $13,915                   $11,480
03/31/98                     $16,310                   $13,177
06/30/98                     $16,322                   $13,326
09/30/98                     $13,389                   $11,441
12/31/98                     $14,715                   $13,814
03/31/99                     $15,207                   $14,016
06/30/99                     $16,542                   $14,382
09/30/99                     $17,020                   $15,023
12/31/99                     $18,184                   $17,585
03/31/00                     $16,712                   $17,576
06/30/00                     $17,193                   $16,891
09/30/00                     $16,332                   $15,538
12/31/00                     $17,831                   $15,131
03/31/01                     $16,216                   $13,064
06/30/01                     $16,874                   $12,950
09/30/01                     $14,609                   $11,144
12/31/01                     $15,870                   $11,921
03/31/02                     $16,597                   $11,989


AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS 6         3/31/02
-------------------------------
1-Year                    1.30%
5-Year                    5.36%
Since Inception (5/8/95)  7.62%


5. Source: Standard & Poor's Micropal. The MSCI EAFE Index measures the total returns (gross dividends are reinvested) of equity securities in the developed markets in Europe, Australasia and the Far East. Securities included in the index are market capitalization-weighted.
6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.


Past performance does not guarantee future results.

TEMPLETON INTERNATIONAL (EX EM) FUND
Financial Highlights


                                                                               CLASS A
                                                            -------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                                            -------------------------------------------------
                                                              2002      2001       2000      1999      1998
                                                            -------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $11.51    $12.91     $12.61    $14.26    $12.35
                                                            -------------------------------------------------
Income from investment operations:
 Net investment income ..................................       .19       .23        .27       .21       .23
 Net realized and unrealized gains (losses) .............      (.07)     (.64)       .94     (1.24)     2.99
                                                            -------------------------------------------------
Total from investment operations ........................       .12      (.41)      1.21     (1.03)     3.22
                                                            -------------------------------------------------
Less distributions from:
 Net investment income ..................................      (.15)     (.24)      (.29)     (.22)     (.23)
 Net realized gains .....................................        --      (.75)      (.62)     (.40)    (1.08)
                                                            -------------------------------------------------
Total distributions .....................................      (.15)     (.99)      (.91)     (.62)    (1.31)
                                                            -------------------------------------------------
Net asset value, end of year ............................    $11.48    $11.51     $12.91    $12.61    $14.26
                                                            =================================================
Total return* ...........................................      1.02%  (3.38)%     9.61%    (7.12)%   28.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $32,586   $35,486    $40,201   $39,509   $19,455
Ratios to average net assets:
 Expenses ...............................................     1.82%     1.82%      1.86%     1.73%     1.85%
 Expenses, excluding waiver and payments by affiliate ...     1.82%     1.82%      1.86%     1.73%     2.41%
 Net investment income ..................................     1.69%     1.85%      2.03%     1.91%     2.04%
Portfolio turnover rate .................................    31.28%    42.06%     61.73%    38.57%    27.59%



*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended March 31, 2000.

TEMPLETON INTERNATIONAL (EX EM) FUND
Financial Highlights (CONTINUED)


                                                                               CLASS C
                                                            -------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                                            -------------------------------------------------
                                                              2002      2001       2000      1999      1998
                                                            -------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $11.38    $12.78     $12.49    $14.16    $12.27
                                                            -------------------------------------------------
Income from investment operations:
 Net investment income ..................................       .11       .15        .18       .11       .12
 Net realized and unrealized gains (losses) .............      (.07)     (.64)       .95     (1.22)     3.01
                                                            -------------------------------------------------
Total from investment operations ........................       .04      (.49)      1.13     (1.11)     3.13
                                                            -------------------------------------------------
Less distributions from:
 Net investment income ..................................      (.08)     (.16)      (.22)     (.16)     (.16)
 Net realized gains .....................................        --      (.75)      (.62)     (.40)    (1.08)
                                                            -------------------------------------------------
Total distributions .....................................      (.08)     (.91)      (.84)     (.56)    (1.24)
                                                            -------------------------------------------------
Net asset value, end of year ............................    $11.34    $11.38     $12.78    $12.49    $14.16
                                                            =================================================
Total return* ...........................................      .37%   (4.00)%      8.99%   (7.73)%    27.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $16,243   $11,756    $14,051   $14,222    $5,929
Ratios to average net assets:
 Expenses ...............................................     2.46%     2.46%      2.49%     2.37%     2.50%
 Expenses, excluding waiver and payments by affiliate ...     2.46%     2.46%      2.49%     2.37%     3.05%
 Net investment income ..................................      .97%     1.25%      1.34%     1.26%     1.31%
Portfolio turnover rate .................................    31.28%    42.06%     61.73%    38.57%    27.59%



*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended March 31, 2000.

TEMPLETON INTERNATIONAL (EX EM) FUND
Financial Highlights (CONTINUED)


                                                                            ADVISOR CLASS
                                                            -------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                                            -------------------------------------------------
                                                              2002      2001       2000      1999      1998
                                                            -------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $11.55    $12.95     $12.66    $14.30    $12.36
                                                            -------------------------------------------------
Income from investment operations:
 Net investment income ..................................       .22       .39        .26       .74       .56
 Net realized and unrealized gains (losses) .............      (.07)     (.75)      1.00     (1.73)     2.73
                                                            -------------------------------------------------
Total from investment operations ........................       .15      (.36)      1.26      (.99)     3.29
                                                            -------------------------------------------------
Less distributions from:
 Net investment income ..................................      (.19)     (.29)      (.35)     (.25)     (.27)
 Net realized gains .....................................        --      (.75)      (.62)     (.40)    (1.08)
                                                            -------------------------------------------------
Total distributions .....................................      (.19)    (1.04)      (.97)     (.65)    (1.35)
                                                            -------------------------------------------------
Net asset value, end of year ............................    $11.51    $11.55     $12.95    $12.66    $14.30
                                                            =================================================
Total return ............................................      1.30%  (2.97)%      9.90%   (6.76)%    28.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................      $334      $261       $544      $265       $83
Ratios to average net assets:
 Expenses ...............................................     1.47%     1.47%      1.51%     1.38%     1.50%
 Expenses, excluding waiver and payments by affiliate ...     1.47%     1.47%      1.51%     1.38%     2.06%
 Net investment income ..................................     1.96%     3.19%      1.93%     2.49%     2.38%
Portfolio turnover rate .................................    31.28%    42.06%     61.73%    38.57%    27.59%



+Based on average weighted shares outstanding effective year ended March 31, 2000.



                       See notes to financial statements.

TEMPLETON INTERNATIONAL (EX EM) FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002


                                                                                    SHARES/
                                                                       COUNTRY       RIGHTS          VALUE
-------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 85.1%
     AEROSPACE & DEFENSE 3.8%
     BAE Systems PLC .........................................       United Kingdom  215,414      $ 1,027,607
     Rolls-Royce PLC .........................................       United Kingdom  214,747          576,430
     Saab AB, B ..............................................           Sweden       21,920          255,002
                                                                                                  -----------
                                                                                                    1,859,039
                                                                                                  -----------
     AIR FREIGHT & COURIERS 1.3%
     Deutsche Post  AG .......................................           Germany      39,060          584,063
     Deutsche Post AG, 144A ..................................           Germany       3,800           56,821
                                                                                                  -----------
                                                                                                      640,884
                                                                                                  -----------
     AIRLINES .2%
     Qantas Airways Ltd. .....................................          Australia     38,500           92,258
                                                                                                  -----------
     BANKS 11.3%
     Australia & New Zealand Banking Group Ltd. ..............          Australia     77,710          736,991
     Banca Nazionale del Lavoro SpA ..........................            Italy      229,140          512,749
     Banco Popular Espanol SA ................................            Spain       16,946          638,657
     Foreningssparbanken AB, A ...............................           Sweden       46,710          559,174
     Gjensidige Norway Sparebank .............................           Norway       20,000          674,842
     HSBC Holdings PLC .......................................          Hong Kong     63,000          726,946
     Lloyds TSB Group PLC ....................................       United Kingdom   74,490          764,789
     National Australia Bank Ltd. ............................          Australia     17,549          320,033
     Nordea AB ...............................................           Sweden       66,420          378,326
     UBS AG ..................................................         Switzerland     5,190          255,519
                                                                                                  -----------
                                                                                                    5,568,026
                                                                                                  -----------
     BUILDING PRODUCTS 2.3%
     Heywood Williams Group PLC ..............................       United Kingdom  175,700          587,960
     Novar PLC ...............................................       United Kingdom  270,528          566,289
                                                                                                  -----------
                                                                                                    1,154,249
                                                                                                  -----------
     CHEMICALS 4.4%
     Akzo Nobel NV ...........................................         Netherlands    20,000          935,215
     BASF AG .................................................           Germany      19,450          789,023
     Imperial Chemical Industries PLC ........................       United Kingdom   93,160          453,695
                                                                                                  -----------
                                                                                                    2,177,933
                                                                                                  -----------
     COMPUTERS & PERIPHERALS .7%
     NEC Corp. ...............................................            Japan       39,000          324,865
                                                                                                  -----------
     CONSTRUCTION MATERIALS .9%
     Hanson PLC ..............................................       United Kingdom   60,070          453,358
                                                                                                  -----------

TEMPLETON INTERNATIONAL (EX EM) FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002  (CONT.)


                                                                                    SHARES/
                                                                       COUNTRY       RIGHTS          VALUE
-------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     DIVERSIFIED FINANCIALS 4.5%
     ING Groep NV ............................................         Netherlands    31,010      $   844,060
     Nomura Holdings Inc. ....................................            Japan       46,000          596,627
     Rodamco Europe NV .......................................         Netherlands     9,270          351,388
     Swire Pacific Ltd., A ...................................          Hong Kong     79,000          427,424
                                                                                                  -----------
                                                                                                    2,219,499
                                                                                                  -----------
     DIVERSIFIED TELECOMMUNICATION SERVICES 4.1%
     Cable & Wireless PLC ....................................       United Kingdom   87,691          279,400
     Nippon Telegraph & Telephone Corp. ......................            Japan          172          660,565
     Telecom Corp. of New Zealand Ltd. .......................         New Zealand    75,978          162,861
     Telefonica SA ...........................................            Spain       78,020          874,633
    *Telefonica SA, rts., 4/06/02 ............................            Spain       78,020           17,697
                                                                                                  -----------
                                                                                                    1,995,156
                                                                                                  -----------
     ELECTRIC UTILITIES 5.8%
     CLP Holdings Ltd. .......................................          Hong Kong    178,800          733,562
     E.On AG .................................................           Germany      20,710        1,049,719
     Endesa SA ...............................................            Spain       30,725          457,018
     Iberdrola SA, Br. .......................................            Spain       46,430          605,964
                                                                                                  -----------
                                                                                                    2,846,263
                                                                                                  -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS 2.5%
     Hitachi Ltd. ............................................            Japan      100,000          731,136
     Laird Group PLC .........................................       United Kingdom  186,500          478,035
                                                                                                  -----------
                                                                                                    1,209,171
                                                                                                  -----------
     FOOD & DRUG RETAILING 1.9%
     J. Sainsbury PLC ........................................       United Kingdom  166,328          946,216
                                                                                                  -----------
     FOOD PRODUCTS 3.6%
     Kikkoman Corp. ..........................................            Japan       20,000          108,801
     Nestle SA ...............................................         Switzerland     2,070          460,328
     Unilever PLC ............................................       United Kingdom  147,460        1,180,100
                                                                                                  -----------
                                                                                                    1,749,229
                                                                                                  -----------
     GAS UTILITIES 2.1%
     TransCanada PipeLines Ltd. ..............................           Canada       77,270        1,046,153
                                                                                                  -----------
     HOUSEHOLD DURABLES 2.5%
     Koninklijke Philips Electronics NV ......................         Netherlands    39,710        1,211,469
                                                                                                  -----------
     INDUSTRIAL CONGLOMERATES .8%
     Smiths Group PLC ........................................       United Kingdom   35,540          410,437
                                                                                                  -----------

TEMPLETON INTERNATIONAL (EX EM) FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002  (CONT.)


                                                                                    SHARES/
                                                                       COUNTRY       RIGHTS          VALUE
-------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     INSURANCE 7.5%
     AXA SA ..................................................           France       26,490      $   597,854
     Sampo-Leonia OYJ, A .....................................           Finland      84,410          721,667
     Scor SA .................................................           France       13,060          415,752
     Swiss Reinsurance Co. ...................................         Switzerland     8,680          798,686
     XL Capital Ltd., A ......................................           Bermuda       7,000          653,450
     Zurich Financial Services AG ............................         Switzerland     2,277          528,024
                                                                                                  -----------
                                                                                                    3,715,433
                                                                                                  -----------
     MACHINERY 3.6%
     Invensys PLC ............................................       United Kingdom  256,050          452,121
     METSO OYJ ...............................................           Finland      38,109          462,125
     VA Technologie AG, Br. ..................................           Austria       4,900          134,527
     Volvo AB, B .............................................           Sweden       36,142          715,289
                                                                                                  -----------
                                                                                                    1,764,062
                                                                                                  -----------
     MEDIA 1.8%
     United Business Media PLC ...............................       United Kingdom   64,290          559,362
     Wolters Kluwer NV .......................................         Netherlands    14,965          313,332
                                                                                                  -----------
                                                                                                      872,694
                                                                                                  -----------
     METALS & MINING 1.6%
     Barrick Gold Corp. ......................................           Canada       18,310          334,547
     BHP Billiton PLC ........................................          Australia     80,310          457,730
                                                                                                  -----------
                                                                                                      792,277
                                                                                                  -----------
     MULTILINE RETAIL .9%
     Marks & Spencer Group PLC ...............................       United Kingdom   78,450          430,372
                                                                                                  -----------
     OIL & GAS 7.5%
     Eni SpA .................................................            Italy       84,110        1,232,747
     Husky Energy Inc. .......................................           Canada       55,041          589,947
     Norsk Hydro ASA .........................................           Norway        7,641          369,864
     Repsol YPF SA ...........................................            Spain       40,000          504,249
     Shell Transport & Trading Co. PLC .......................       United Kingdom   71,020          528,921
     Total Fina Elf SA, B ....................................           France        2,900          447,804
                                                                                                  -----------
                                                                                                    3,673,532
                                                                                                  -----------
     PAPER & FOREST PRODUCTS 2.4%
     Holmen Aktiebolag AB, B .................................           Sweden       15,081          362,531
     Stora Enso OYJ, R (EUR/FIM Traded) ......................           Finland      33,470          423,390
     UPM-Kymmene Corp. .......................................           Finland      12,230          418,244
                                                                                                  -----------
                                                                                                    1,204,165
                                                                                                  -----------
     PHARMACEUTICALS 2.1%
     Aventis SA ..............................................           France        3,070          212,119
     Merck KGAA ..............................................           Germany      27,180          825,174
                                                                                                  -----------
                                                                                                    1,037,293
                                                                                                  -----------

TEMPLETON INTERNATIONAL (EX EM) FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002  (CONT.)


                                                                                    SHARES/
                                                                       COUNTRY       RIGHTS          VALUE
-------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
     REAL ESTATE 3.0%
     Cheung Kong Holdings Ltd. ...............................          Hong Kong    122,000      $ 1,090,996
     Union du Credit Bail Immobilier Unibail .................           France        6,960          369,780
                                                                                                  -----------
                                                                                                    1,460,776
                                                                                                  -----------
     ROAD & RAIL .9%
     Nippon Express Co. Ltd. .................................            Japan      111,000          454,770
                                                                                                  -----------
     TEXTILES & APPAREL .5%
     Adidas-Salomon AG .......................................           Germany       3,460          247,518
                                                                                                  -----------
     TRANSPORTATION INFRASTRUCTURE .6%
     Hong Kong Aircraft Engineering Co. Ltd. .................          Hong Kong    139,950          274,526
                                                                                                  -----------
     TOTAL COMMON STOCKS (COST $44,928,554)                                                        41,831,623
                                                                                                  -----------
     PREFERRED STOCKS (COST $573,828) 1.4%
     Volkswagen AG, pfd. .....................................           Germany      20,260          699,925



                                                                                      PRINCIPAL
                                                                                      AMOUNT**
                                                                                    -------------
     BONDS (COST $8,396)
     BAE Systems PLC, 7.45%, 11/29/03 ........................       United Kingdom    8,532 GBP        5,710
                                                                                                  -----------
     SHORT TERM INVESTMENTS (COST $5,930,951) 12.1%
     U.S. Treasury Bills,  1.581% to  1.833%, with
     maturities to 6/27/02 ...................................       United States 5,951,000        5,931,426
                                                                                                  -----------
     TOTAL INVESTMENTS (COST $51,441,729) 98.6% ..............                                     48,468,684
     OTHER ASSETS, LESS LIABILITIES 1.4% .....................                                        694,712
                                                                                                  -----------
     TOTAL NET ASSETS 100.0% .................................                                    $49,163,396
                                                                                                  ===========


     CURRENCY ABBREVIATIONS:
     EUR -- European Unit
     FIM -- Finnish Markka
     GBP -- British Pound




     *Non-income producing.
     **Securities denominated in U.S. dollars unless otherwise indicated.


                       See notes to financial statements.

TEMPLETON INTERNATIONAL (EX EM) FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2002


Assets:
 Investments in securities, at value (cost $51,441,729) ..................................    $48,468,684
 Cash ....................................................................................        202,439
 Receivables:
  Investment securities sold .............................................................        308,327
  Fund shares sold .......................................................................        446,023
  Dividends and interest .................................................................        225,714
                                                                                              ------------
      Total assets .......................................................................     49,651,187
                                                                                              ------------
Liabilities:
 Payables:
  Fund shares redeemed ...................................................................        346,401
  To affiliates ..........................................................................         89,420
 Accrued expenses ........................................................................         51,970
                                                                                              ------------
      Total liabilities ..................................................................        487,791
                                                                                              ------------
Net assets, at value .....................................................................    $49,163,396
                                                                                              ============
Net assets consist of:
 Undistributed net investment income .....................................................    $   192,365
 Net unrealized depreciation .............................................................     (2,974,739)
 Accumulated net realized loss ...........................................................     (4,545,218)
 Beneficial shares .......................................................................     56,490,988
                                                                                              ------------
Net assets, at value .....................................................................    $49,163,396
                                                                                              ============
CLASS A:
 Net asset value per share ($32,585,888 / 2,837,994 shares outstanding) ..................         $11.48
                                                                                              ============
 Maximum offering price per share ($11.48 / 94.25%) ......................................         $12.18
                                                                                              ============
CLASS C:
 Net asset value per share ($16,243,686 / 1,432,231 shares outstanding)* .................         $11.34
                                                                                              ============
 Maximum offering price per share ($11.34 / 99.00%) ......................................         $11.45
                                                                                              ============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($333,822 / 29,001 shares outstanding)       $11.51
                                                                                              ============




*Redemption price per share is equal to net asset value less any applicable sales charge.


                       See notes to financial statements.

TEMPLETON INTERNATIONAL (EX EM) FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2002



Investment Income:
 (net of foreign taxes of $186,904)
 Dividends .....................................................................   $1,587,627
 Interest ......................................................................       89,733
                                                                                   ----------
      Total investment income ..................................................               $1,677,360
Expenses:
 Management fees (Note 3) ......................................................      360,718
 Administrative fees (Note 3) ..................................................       72,143
 Distribution fees (Note 3)
  Class A ......................................................................      121,311
  Class C ......................................................................      130,899
 Transfer agent fees (Note 3) ..................................................      139,200
 Custodian fees ................................................................       18,150
 Reports to shareholders .......................................................       17,350
 Registration and filing fees ..................................................       47,865
 Professional fees .............................................................       29,385
 Trustees' fees and expenses ...................................................       21,300
                                                                                   ----------
      Total expenses ...........................................................                  958,321
                                                                                              ------------
           Net investment income ...............................................                  719,039
                                                                                              ------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ..................................................................   (2,943,812)
  Foreign currency transactions ................................................      (52,783)
                                                                                   ----------
      Net realized loss ........................................................               (2,996,595)
 Net unrealized appreciation (depreciation) on:
  Investments ..................................................................    2,501,409
  Translation of assets and liabilities denominated in foreign currencies ......       (1,694)
                                                                                   ----------
      Net unrealized appreciation ..............................................                2,499,715
                                                                                              ------------
Net realized and unrealized loss ...............................................                 (496,880)
                                                                                              ------------
Net increase in net assets resulting from operations ...........................              $   222,159
                                                                                              ============




                       See notes to financial statements.

TEMPLETON INTERNATIONAL (EX EM) FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2002 AND 2001


                                                                                     2002          2001
                                                                                 -------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................   $   719,039  $   875,852
  Net realized loss from investments and foreign currency transactions .......    (2,996,595)    (870,124)
  Net unrealized appreciation (depreciation) on investments and
   translation of assets and liabilities denominated in foreign currencies ...     2,499,715   (1,112,511)
                                                                                 -------------------------
      Net increase (decrease) in net assets resulting from operations ........       222,159   (1,106,783)
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................................................      (445,149)    (600,668)
   Class C ...................................................................      (100,767)    (179,555)
   Advisor Class .............................................................        (4,319)      (7,543)
  Net realized gains:
   Class A ...................................................................            --   (1,981,813)
   Class C ...................................................................            --     (818,812)
   Advisor Class .............................................................            --      (30,681)
                                                                                 -------------------------
  Total distributions to shareholders ........................................      (550,235)  (3,619,072)
  Beneficial share transactions (Note 2):
   Class A ...................................................................    (2,555,906)  (1,482,505)
   Class C ...................................................................     4,480,592     (796,503)
   Advisor Class .............................................................        63,304     (287,879)
                                                                                 -------------------------
  Total beneficial share transactions ........................................     1,987,990   (2,566,887)
      Net increase (decrease) in net assets ..................................     1,659,914   (7,292,742)
Net assets:
 Beginning of year ...........................................................    47,503,482   54,796,224
                                                                                 -------------------------
 End of year .................................................................   $49,163,396  $47,503,482
                                                                                 =========================
Undistributed net investment income included in net assets:
 End of year .................................................................   $   192,365  $    68,802
                                                                                 =========================



                       See notes to financial statements.

TEMPLETON INTERNATIONAL (EX EM) FUND
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton International (Ex EM) Fund (the Fund), formerly Templeton International Fund, is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 75% of its total assets in the equity securities of companies located in any developed country outside the United States. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

TEMPLETON INTERNATIONAL (EX EM) FUND
Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Effective September 17, 2001, the Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.


2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At March 31, 2002, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                        YEAR ENDED MARCH 31,
                                                     --------------------------------------------------------
                                                                2002                       2001
                                                     --------------------------------------------------------
                                                         SHARES      AMOUNT         SHARES       AMOUNT
                                                     --------------------------------------------------------
CLASS A SHARES:
Shares sold .......................................   7,606,081  $ 86,057,791      37,720,970  $ 468,372,358
Shares issued on reinvestment of distributions ....      35,268       400,939         197,642      2,368,087
Shares redeemed ...................................  (7,885,092)  (89,014,636)    (37,950,553)  (472,222,950)
                                                     --------------------------------------------------------
Net decrease ......................................    (243,743) $ (2,555,906)        (31,941) $  (1,482,505)
                                                     ========================================================

TEMPLETON INTERNATIONAL (EX EM) FUND
Notes to Financial Statements (CONTINUED)



2. BENEFICIAL SHARES (CONT.)

                                                                        YEAR ENDED MARCH 31,
                                                     --------------------------------------------------------
                                                                2002                         2001
                                                     --------------------------------------------------------
                                                         SHARES      AMOUNT         SHARES       AMOUNT
                                                     --------------------------------------------------------
CLASS C SHARES:
Shares sold ........................................  1,645,906  $ 18,581,572         895,260  $ 10,678,582
Shares issued on reinvestment of distributions .....      7,621        84,475          73,243       868,299
Shares redeemed .................................... (1,254,416)  (14,185,455)     (1,035,154)  (12,343,384)
                                                     --------------------------------------------------------
Net increase (decrease) ............................    399,111  $  4,480,592         (66,651) $   (796,503)
                                                     ========================================================


                                                                        YEAR ENDED MARCH 31,
                                                     --------------------------------------------------------
                                                                2002                         2001
                                                     --------------------------------------------------------
                                                         SHARES      AMOUNT         SHARES       AMOUNT
                                                     --------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold ........................................    185,134  $  2,047,173         333,736  $  4,037,506
Shares issued on reinvestment of distributions .....        290         3,316           2,849        34,128
Shares redeemed ....................................   (179,066)   (1,987,185)       (355,981)   (4,359,513)
                                                     --------------------------------------------------------
Net increase (decrease) ............................      6,358  $     63,304         (19,396) $   (287,879)
                                                     ========================================================


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

        ANNUALIZED
        FEE RATE           AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
        0.150%             First $200 million
        0.135%             Over $200 million, up to and including $700 million
        0.100%             Over $700 million, up to and including $1.2 billion
        0.075%             Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At March 31, 2002, the unreimbursed costs were $440,280. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $36,543 and $11,019, respectively.

TEMPLETON INTERNATIONAL (EX EM) FUND
Notes to Financial Statements (CONTINUED)



4. INCOME TAXES

At March 31, 2002, the cost of investments, net unrealized depreciation, and undistributed ordinary income for income tax purposes were as follows:

      Cost of investments                                        $51,712,612
                                                                 ------------
      Unrealized appreciation                                      3,830,788
      Unrealized depreciation                                     (7,074,716)
                                                                 ------------
      Net unrealized depreciation                                $(3,243,928)
                                                                 ============

      Distributable earnings - ordinary income                   $   192,365
                                                                 ============

The tax character of distributions paid during the year ended March 31, 2002, was the same for financial statements and tax purposes.

At March 31, 2002, the Fund had tax basis capital losses of $2,844,998, which may be carried over to offset future capital gains. Such losses expire in 2010.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

At March 31, 2002, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2001 of $1,421,975 and $7,363, respectively. For tax purposes, such losses will be reflected in the year ending March 31, 2003.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2002 aggregated $13,898,279 and $17,531,316, respectively.

TEMPLETON INTERNATIONAL (EX EM) FUND
INDEPENDENT AUDITORS' REPORT
To the Board of Trustees and Shareholders of Templeton International (Ex EM) Fund


In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton International (Ex EM) Fund (the "Fund") at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to April 1, 1999 were audited by other independent accountants whose report dated April 30, 1999 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
San Francisco, California
April 26, 2002

TEMPLETON INTERNATIONAL (EX EM) FUND
Tax Designation


At March 31, 2002, more than 50% of the Templeton International Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to shareholders in May 2002.



                             CLASS A                      CLASS C                    ADVISOR CLASS
                 -----------------------------------------------------------------------------------------------------
                 FOREIGN TAX PAID  FOREIGN SOURCE FOREIGN TAX PAID FOREIGN SOURCE  FOREIGN TAX PAID  FOREIGN SOURCE
   COUNTRY           PER SHARE   INCOME PER SHARE     PER SHARE   INCOME PER SHARE    PER SHARE     INCOME PER SHARE
   -------------------------------------------------------------------------------------------------------------------
   Australia ......   $0.0000        $0.0064           $0.0000        $0.0050          $0.0000         $0.0076
   Austria ........    0.0002         0.0006            0.0002         0.0005           0.0002          0.0007
   Bermuda ........    0.0000         0.0015            0.0000         0.0012           0.0000          0.0018
   Canada .........    0.0021         0.0073            0.0021         0.0057           0.0021          0.0087
   Finland ........    0.0067         0.0232            0.0067         0.0182           0.0067          0.0276
   France .........    0.0013         0.0065            0.0013         0.0051           0.0013          0.0078
   Germany ........    0.0033         0.0169            0.0033         0.0133           0.0033          0.0201
   Hong Kong ......    0.0000         0.0157            0.0000         0.0123           0.0000          0.0187
   Italy ..........    0.0014         0.0050            0.0014         0.0039           0.0014          0.0059
   Japan ..........    0.0010         0.0033            0.0010         0.0026           0.0010          0.0039
   Netherlands ....    0.0034         0.0119            0.0034         0.0093           0.0034          0.0141
   New Zealand ....    0.0007         0.0025            0.0007         0.0019           0.0007          0.0029
   Norway .........    0.0016         0.0055            0.0016         0.0043           0.0016          0.0066
   Spain ..........    0.0026         0.0091            0.0026         0.0072           0.0026          0.0109
   Sweden .........    0.0046         0.0133            0.0046         0.0104           0.0046          0.0158
   Switzerland ....    0.0015         0.0054            0.0015         0.0042           0.0015          0.0064
   United Kingdom .    0.0117         0.0750            0.0117         0.0589           0.0117          0.0890
                 -----------------------------------------------------------------------------------------------------
   TOTAL ..........   $0.0421        $0.2091           $0.0421        $0.1640          $0.0421         $0.2485
                 =====================================================================================================



In January 2003, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2002. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

TRUSTEES AND OFFICERS


The name, age and address of the officers and trustees, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each trustee will serve until that person's successor is elected and qualified.

INDEPENDENT TRUSTEES

                                                           NUMBER OF
                                                      PORTFOLIOS IN FUND
                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED       BY TRUSTEE*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (69)      Trustee      Since 1994           138              Director, RBC Holdings, Inc. (bank holding company)
500 East Broward Blvd.                                                        and Bar-S Foods (meat packing company).
Suite 1200
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (57)     Trustee      Since 2001            19              None
500 East Broward Blvd.
Suite 1200
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment & Power Ltd., Vice Chairman, Caribbean Utilities
Co., Ltd.; and Director and President, Provo Power Company Ltd., and director of various other businesses and nonprofit organizations.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (69)   Trustee      Since 1994           139              None
500 East Broward Blvd.
Suite 1200
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (79)  Trustee      Since 1994            30              None
500 East Broward Blvd.
Suite 1200
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in Residence, Eckerd College (1991-present); and FORMERLY, Chairman and
Director, Precise Power Corporation (1990-1197); Director, Checkers Drive-In Restaurant, Inc. (1994-1997); and Chairman of the Board
and Chief Executive Officer, Florida Progress Corporation (holding company in the energy area)(1982-1990); and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------


                                                           NUMBER OF
                                                      PORTFOLIOS IN FUND
                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED       BY TRUSTEE*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (50)      Trustee      Since 1996            84              Director, Amerada Hess Corporation (exploration
500 East Broward Blvd.                                                        and refining of oil and gas); Hercules
Suite 1200                                                                    Incorporated (chemicals, fibers and resins);
Fort Lauderdale, FL 33394-3091                                                Beverly Enterprises, Inc. (health care); H.J.
                                                                              Heinz Company (processed foods and allied
                                                                              products); RTI International Metals, Inc.
                                                                              (manufacture and distribution of titanium); Digex
                                                                              Incorporated (web hosting provider); and Canadian
                                                                              National Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet
(1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (72)      Trustee      Since 1994            24              None
500 East Broward Blvd.
Suite 1200
Fort Lauderdale, FL 33394-3091

Director or trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (73)     Trustee      Since 1994           138              Director, White Mountains Insurance Group, Ltd.;
500 East Broward Blvd.                                                        Martek Biosciences Corporation; WorldCom, Inc.;
Suite 1200                                                                    (communications services); MedImmune, Inc.
Fort Lauderdale, FL 33394-3091                                                (biotechnology); Overstock.com (Internet services);
                                                                              and Spacehab, Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (72)      Trustee      Since 1994            30              None
500 East Broward Blvd.
Suite 1200
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations, and manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
(1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE DEAN           Trustee      Since 2001            20              None
TSERETOPOULOS
500 East Broward Blvd.
Suite 1200
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------

                                                                              27

INTERESTED TRUSTEES AND OFFICERS


                                                           NUMBER OF
                                                      PORTFOLIOS IN FUND
                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED       BY TRUSTEE*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (71)   Trustee      Since 1994            65              Director, Amerada Hess Corporation (exploration and
500 East Broward Blvd.                                                        refining of oil and gas), C2, Inc. (operatinng and
Suite 1200                                                                    investment business), and H.J. Heinz Company
Fort Lauderdale, FL 33394-3091                                                processed foods and allied products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd. and Darby Emerging Markets Investments
LDC (investment firms)(1994-present); Director, Templeton Capital Advisors Ltd., and Franklin Templeton Investment Fund; and
FORMERLY, Secretary of the United States Department of the Treasury (1988-1993), Chairman of the Board, Dillon, Read & Co., Inc.
(investment banking)(until 1988) and U.S. Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
**MARTIN L. FLANAGAN (41)  Trustee and  Since 1994             7              None
One Franklin Parkway       Vice
San Mateo, CA 94403-1906   President


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 52 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (68)  Trustee and  Since 1994           138              None
One Franklin Parkway       Vice Presient
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (56)       Vice         Since 1996           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
GARY R. CLEMONS (45)       Vice         Since 1995           Not Applicable   None
500 East Broward Blvd.     President
Suite 1200
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Templeton Investment Counsel, LLC; officer of other subsidiaries of Franklin Resources, Inc.; and
FORMERLY, Research Analyst, Templeton Quantitative Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------

28


                                                           NUMBER OF
                                                      PORTFOLIOS IN FUND
                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED       BY TRUSTEE*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (38)    President    Since 2001           Not Applicable   None
P.O. Box N-7759,
Lyford Cay, Nassau, Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 18 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (54)         Vice         Since 2000           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Franklin
Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996), Property Resources Equity Trust (until 1999)
and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)      Vice         Vice President       Not Applicable   None
One Franklin Parkway       President    since 2000
San Mateo, CA 94403-1906   and          Secretary since 1996
                           Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow,
U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. JOHNSON (45)    Vice         Since 1996           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Officer of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton
Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board, President
and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON,       Vice         Since 1994           Not Applicable   None
  JR. (61)                 President
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                           NUMBER OF
                                                      PORTFOLIOS IN FUND
                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED       BY TRUSTEE*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (61)           Vice         Since 1994           Not Applicable   None
500 East Broward Blvd.     President
Suite 1200
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
Franklin Templeton Services, LLC; officer of 23 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice
President and Controller, Keyston Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)    Treasurer    Since 2000           Not Applicable   None
500 East Broward Blvd.     President
Suite 1200
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of 19 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)     Vice         Since 2000           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------



*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Mr. Flanagan's status as an interested person results from his position as an officer of Franklin Resources, Inc. Mr. Brady's status as an interested person results from his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of DEMF. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Franklin Resources, Inc.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

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


                       This page intentionally left blank

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund(2)
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)



1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin Small Cap Growth Fund I. Effective 9/1/01, the fund's name changed and its investment criteria expanded.
3. The fund is closed to most new investors, with the exception of retirement plan accounts and wrap program accounts. Existing shareholders can continue adding to their account.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


                                                                           05/02

[logo omitted]
FRANKLIN TEMPLETON  One Franklin Parkway
INVESTMENTS         San Mateo, CA  94403-1906
                                                        ----------------------
                                                          PRESORTED STANDARD
                                                              US POSTAGE
                                                                 PAID
                                                         SO. SAN FRANCISCO CA
                                                            PERMIT NO. 655
                                                        ----------------------







ANNUAL REPORT
TEMPLETON INTERNATIONAL (EX EM) FUND

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton International (Ex EM) Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

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